Summary of Significant Accounting Policies - Schedule of Customers Representing Greater than 10% of Accounts Receivable and Revenue (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Geographic Concentration Risk | Revenue | State of Ohio
Concentration Risk [Line Items]
Percentage of concentration risk		28.00%
Geographic Concentration Risk | Accounts Receivable | State of Ohio
Concentration Risk [Line Items]
Percentage of concentration risk		100.00%
Customer Concentration Risk | Revenue | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk		72.00%
Customer Concentration Risk | Revenue | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk	52.00%
Customer Concentration Risk | Revenue | Customer C
Concentration Risk [Line Items]
Percentage of concentration risk	40.00%
Customer Concentration Risk | Accounts Receivable | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	100.00%